Reconciliations of Basic and Diluted Earnings Per Equity Share and Earnings per American Depositary Shares (Detail)	12 Months Ended
	Mar. 31, 2016 ₨ / shares	Mar. 31, 2016 $ / shares	Mar. 31, 2015 ₨ / shares	Mar. 31, 2014 ₨ / shares
Earnings Per Share Disclosure [Line Items]
Basic earnings per share | (per share)	₨ 46.84	$ 0.71	₨ 40.94	₨ 33.18
Effect of potential equity shares for stock options outstanding | (per share)	0.51	0.01	0.39	0.24
Diluted earnings per share | (per share)	46.33	0.70	40.55	32.94
Basic earnings per ADS | (per share)	140.52	2.13	122.82	99.54
Diluted earnings per ADS | (per share)	138.99	2.10	121.65	98.82
American Depository Shares | Stock Compensation Plan
Earnings Per Share Disclosure [Line Items]
Effect of potential equity shares for stock options outstanding | (per share)	₨ 1.53	$ 0.03	₨ 1.17	₨ 0.72